Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statement of comprehensive income [abstract]
Net (loss) earnings for the year	$ (135,706)	$ 117,615
Other comprehensive (loss) income:
Change in fair value of investments in equity securities, net of tax	1,009	1,546
Actuarial losses on employee benefit plans	(115)	(3,440)
Income tax recovery on actuarial losses on employee benefit plans	23	563
Total other comprehensive income (loss) for the year	917	(1,331)
Total comprehensive (loss) income for the year	(134,789)	116,284
Attributable to:
Shareholders of the Company	(135,103)	123,464
Non-controlling interests	314	(7,180)
Total comprehensive (loss) income for the year	$ (134,789)	$ 116,284